SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CNY (¥)	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥)
SEGMENT REPORTING
Number of reportable segments | segment		2	2	2
Revenue		¥ 107,898	$ 15,429	¥ 111,714	¥ 174,045
Cost of revenue		(106,089)	(15,170)	(113,318)	(213,179)
Product development		(9,798)	(1,401)	(856)	(1,970)
Sales and marketing		(33,951)	(4,855)	(246)	(1,729)
General and administrative		(205,816)	(29,431)	(157,832)	(196,790)
Impairment Loss of equipment		0		(6,505)	(161,002)
Realized gain on exchange cryptocurrencies		10,627	1,520	60,783	42,836
Fair value change on cryptocurrencies		(36,178)	(5,173)	48,290	40,036
Segment profit (loss)		(281,114)	(40,197)	(58,764)	(317,753)
Reconciliation of segment profit (loss):
Loss on disposal of subsidiaries		(1,502)	(215)	(11,606)	(282)
Impairment on equity investments	¥ (1,300)	(41,629)	(6,000)	0	0
Interest income		449	64
Interest expenses		(23,264)	(3,327)	(34,224)	(31,379)
Gain (loss) on fair value of derivative, option assets and liabilities		(5,733)	(820)	45,037	23,171
Gain on debt relief of WoW					175,302
Gain from discontinued operations, net					156,853
Share of loss in equity method investments		600	82	1,122	0
Income tax expense		110	16
Net income (loss)		(408,916)	(58,474)	(73,642)	12,576
Operating Segments
SEGMENT REPORTING
Revenue		107,898	15,429	111,714	174,045
Cost of revenue		(106,089)	(15,170)	(113,318)	(213,179)
Product development		(9,798)	(1,401)	(856)	(1,970)
Sales and marketing		(33,951)	(4,855)	(246)	(1,729)
General and administrative		(205,816)	(29,431)	(157,832)	(196,790)
Impairment on advance and other assets		(7,807)	(1,116)	(794)
Impairment Loss of equipment				(6,505)	(161,002)
Realized gain on exchange cryptocurrencies		10,627	1,520	60,783	42,836
Fair value change on cryptocurrencies		(36,178)	(5,173)	48,290	40,036
Segment profit (loss)		(281,114)	(40,197)	(58,764)	(317,753)
Reconciliation of segment profit (loss):
Loss on disposal of subsidiaries		(1,502)	(215)	(11,606)	(282)
Impairment on equity investments		(41,629)	(5,953)
Impairment on other investments		(64,960)	(9,289)	(7,160)	3,490
Interest income		449	64
Interest expenses		(23,264)	(3,327)	(34,224)	(31,379)
Gain (loss) on fair value of derivative, option assets and liabilities		(5,733)	(820)	45,037	23,171
Gain on debt relief of WoW					175,302
Other income (expenses), net		9,518	1,361	(5,803)	3,174
Gain from discontinued operations, net					156,853
Share of loss in equity method investments		(571)	(82)	(1,122)
Income tax expense		(110)	(16)
Net income (loss)		(408,916)	$ (58,474)	(73,642)	12,576
Operating Segments | Cryptocurrency Mining
SEGMENT REPORTING
Revenue		56,352		110,739	168,324
Cost of revenue		(67,960)		(106,464)	(191,928)
Product development					(243)
General and administrative		(21,657)		(49,127)	(61,312)
Impairment on advance and other assets		(6,529)
Impairment Loss of equipment				(6,505)	(161,002)
Realized gain on exchange cryptocurrencies		10,627		60,783	42,836
Fair value change on cryptocurrencies		(36,178)		48,290	40,036
Segment profit (loss)		(65,345)		57,716	(163,289)
Operating Segments | Online game services
SEGMENT REPORTING
Revenue		51,546		975	5,721
Cost of revenue		(38,129)		(6,854)	(21,251)
Product development		(9,798)		(856)	(1,727)
Sales and marketing		(33,951)		(246)	(1,729)
General and administrative		(184,159)		(108,705)	(135,478)
Impairment on advance and other assets		(1,278)		(794)
Segment profit (loss)		¥ (215,769)		¥ (116,480)	¥ (154,464)